Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Sep. 28, 2013	Sep. 29, 2012
Assets
Cash and cash equivalents	$ 1,145	$ 1,071
Accounts receivable, net	1,497	1,378
Inventories	2,817	2,809
Other current assets	145	145
Total Current Assets	5,604	5,403
Net Property, Plant and Equipment	4,053	4,022
Goodwill	1,902	1,891
Intangible Assets	138	129
Other Assets	480	451
Total Assets	12,177	11,896
Liabilities and Shareholders' Equity
Current debt	513	515
Accounts payable	1,359	1,372
Other current liabilities	1,138	943
Total Current Liabilities	3,010	2,830
Long-Term Debt	1,895	1,917
Deferred Income Taxes	479	558
Other Liabilities	560	549
Commitments and Contingencies (Note 20)
Shareholders' Equity:
Capital in excess of par value	2,292	2,278
Retained earnings	4,999	4,327
Accumulated other comprehensive loss	(108)	(63)
Treasury stock, at cost - 48 million shares in 2013, and 33 million shares in 2012	(1,021)	(569)
Total Tyson Shareholders' Equity	6,201	6,012
Noncontrolling Interests	32	30
Total Shareholders' Equity	6,233	6,042
Total Liabilities and Shareholders' Equity	12,177	11,896
Class A [Member]
Shareholders' Equity:
Common stock	32	32
Total Shareholders' Equity	32	32
Convertible Class B [Member]
Shareholders' Equity:
Common stock	7	7
Total Shareholders' Equity	$ 7	$ 7